American High-Income Municipal Bond Fund, Inc.
          333 South Hope Street, Los Angeles, California  90071
                            (213) 486-9200

                                           October 5, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  American High-Income Municipal Bond Fund, Inc.
     File Nos. 33-80630 and 811-8576

Gentlemen:

 Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. No changes have been made to either the Prospectus or The Statement of Additional Information since Registrant's filing of Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 filed electronically on September 30, 1998. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

                                           Sincerely,
                                           Julie F. Williams
                                           Secretary

Enclosures

cc: Mr. Frank Dalton
    Mr. Bric Barrientos
    (Division of Investment Management)